Stock-Based Compensation - Restricted Stock (Details) - Forge Nano, Inc. - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock-Based Compensation
Granted	5,300	24,308
Vested	7,505	3,994
Weight average grant date fair value of vested shares vested shares	$ 33.71	$ 25.43
Forfeited	0	13,708
Shares outstanding	5,526	7,731
Weighted average grant date fair value of outstanding shares	$ 31.23	$ 29.18
Unrecognized compensation expense	$ 112	$ 216